Demonstration Plant (Tables)	6 Months Ended
Jun. 30, 2026
Demonstration Plant
Schedule of Demonstration Plant Cost	The Demonstration Plant operating costs are comprised of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Personnel	$1,032	$842	$2,016	$1,488
Reagents	2	18	21	40
Repairs and maintenance	65	25	118	56
Supplies	265	204	441	302
Test work	4	6	4	9
Office trailer	13	16	28	23
Other	46	26	105	74
Total costs	$1,427	$1,137	$2,733	$1,992